Loans and Financial Liabilities - River Vessel Financing - Additional Information (Details) € in Millions, SFr in Millions	1 Months Ended							3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jul. 31, 2020 EUR (€)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2015 USD ($)	Apr. 30, 2014 EUR (€)	Jan. 31, 2013 EUR (€)	Mar. 31, 2025 EUR (€) Vessel	Sep. 30, 2020 CHF (SFr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Loan | $															$ 2,018,686,000		$ 2,043,773,000
Number of vessels | Vessel								84
EUR 54.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments											€ 54.2		€ 54.2
Loan extended maturity											25 months	25 months	25 months	25 months
EUR 20.3 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments											€ 20.3		€ 20.3
Loan extended maturity											2 years	2 years	2 years	2 years
$40.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments | $												$ 40,000,000		$ 40,000,000
Loan extended maturity											2 years	2 years	2 years	2 years
$102.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Deferred principal payments | $												$ 102,000,000		$ 102,000,000
Loan extended maturity											1 year	1 year	1 year	1 year
EUR 6.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan								€ 6.2		€ 6.2
Loan maturity term	5 years
Loan maturity								2026		2026
20.0 Million CHF Loan
Disclosure of detailed information about borrowings [line items]
Loan | SFr																SFr 20.0		SFr 20.0
Loan maturity								2027		2027
Hermes Financing
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee								95.00%
Loan maturity term								8 years 6 months
Hermes Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, marketable securities and receivables from credit card processors | $															75,000,000
Hermes Financing | Loan One
Disclosure of detailed information about borrowings [line items]
Loan								€ 225.8
Hermes Financing | Loan Two
Disclosure of detailed information about borrowings [line items]
Loan								153.2
Hermes Financing | Loan Three
Disclosure of detailed information about borrowings [line items]
Loan								53.6
Viking Baldur and Viking Magni | EUR 54.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan							€ 54.2
Loan maturity term							10 years
Viking Kvasir | EUR 20.3 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan						€ 20.3		€ 20.3		€ 20.3
Loan maturity term						10 years
Loan maturity								2026		2026
Viking Idi Refinancing, Viking Astrild, Viking Beyla | $53.5 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | $					$ 53,500,000										53,500,000		53,500,000
Loan maturity term					10 years
Loan maturity								2025		2025
Viking Hemming, Viking Osfrid and Viking Torgil Refinancing | $40.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | $				$ 40,000,000											40,000,000		40,000,000
Loan maturity term				8 years
Number of vessels | Vessel				3
Loan maturity								2027		2027
Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn | $102.0 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | $				$ 102,000,000											102,000,000		102,000,000
Loan maturity term				8 years 6 months
Loan maturity								2028		2028
Viking Helgrim | $15.1 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan | $			$ 15,100,000												$ 15,100,000		$ 15,100,000
Loan maturity term			10 years
Loan maturity								2029		2029
French Government
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee		90.00%
French Government | EUR 6.2 Million Loan
Disclosure of detailed information about borrowings [line items]
Loan		€ 6.2
Swiss Government | 20.0 Million CHF Loan
Disclosure of detailed information about borrowings [line items]
Percentage of guarantee									85.00%
Loan | SFr									SFr 20.0
Loan maturity									December 2024